Costs and expenses - Summary of Operating Costs And Expenses By Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Personnel	$ 109,368	$ 46,280	$ 29,638
IT Outsourcing, software, and hosting expenses	37,860	24,783	10,623
Marketing and events	8,649	3,861	5,940
Outsourced services	23,493	10,383	8,634
Traveling	2,224	1,071	3,076
Depreciation and amortization	4,072	2,400	2,526
Facilities	2,211	1,570	1,684
Expected credit losses	887	972	552
Other	2,938	837	463
Total	191,702	92,157	63,136
Cost of sales	49,592	34,851	20,247
General and administrative	31,889	13,961	10,692
Sales and marketing	63,521	23,844	20,174
Research and development	45,186	19,039	12,688
Other income (losses)	1,514	462	(665)
Total	191,702	92,157	63,136
Subscription cost [member]
Expenses by nature [abstract]
Cost of sales	38,380	27,801	15,843
Services cost [member]
Expenses by nature [abstract]
Cost of sales	$ 11,212	$ 7,050	$ 4,404